Other information by nature	6 Months Ended
Jun. 30, 2023
Summary Of Additional Information [Abstract]
Other information by nature
9. Other information by nature
The following table provides a breakdown of depreciation and amortization and of personnel costs within the semi-annual consolidated statement of profit and loss:

	For the six months ended June 30,
(€ thousands)	2023		2022
	Depreciation and amortization	Personnel costs	Depreciation and amortization	Personnel costs
Cost of sales	7,417	65,925	7,548	58,041
Selling, general and administrative	78,738	160,309	76,321	136,716
Marketing expenses	828	4,924	595	3,777
Total	86,983	231,158	84,464	198,534
At June 30, 2023 and December 31, 2022 the Group had 7,165 and 6,256, employees, respectively. Headcount increased mainly due to the TFI Acquisition (577 TFI employees and 46 Pelletteria Tizeta employees at June 30, 2023) and the hiring of personnel to reinforce the corporate governance and certain functions as a result of becoming a public company in December 2021.